AMERINDOFUNDS


      ANNUAL REPORT



      OCTOBER 31, 2001

                                 TABLE OF CONTENTS
                                 -----------------




SHAREHOLDER LETTER ................................................    1

REVIEW AND ECONOMIC OUTLOOK .......................................    7

SCHEDULE OF INVESTMENTS ...........................................   11

STATEMENTS OF ASSETS AND LIABILITIES ..............................   16

STATEMENTS OF OPERATIONS ..........................................   18

STATEMENTS OF CHANGES IN NET ASSETS ...............................   20

FINANCIAL HIGHLIGHTS ..............................................   22

NOTES TO FINANCIAL STATEMENTS .....................................   24

INDEPENDENT AUDITORS' REPORT ......................................   32

NOTICE TO SHAREHOLDERS (UNAUDITED) ................................   33

                                                                    October 2001
Dear Shareholder:

     The confluence of unforeseen events over the past year culminating in the September 11th terrorist attacks had the cumulative effect of producing the largest decline in emerging technology stocks since the "oil embargo" recession of 1973. We believe that the decline of the last eighteen months has been the most severe on record since the advent of electronic technology in the 1960s. Electronic technology has generally been in a long-term secular growth mode for almost three decades, and Amerindo clients have benefited enormously from this trend in the past 20-plus years.

     Speculative volatility in share prices, as opposed to deterioration in fundamentals, has resulted in corrections of 40 to 50% roughly every two-to-three years. About every five years the technology cycle becomes even more distorted both up and down, and corrections of 50 to 70% can take place. This inherent volatility is not unexpected for emerging technology companies that are growing in their early public market phase at up to triple digit rates each year.

     We believe the unprecedented decline in technology shares over the last eighteen months can be explained as a once in a three decade "generational" transition in the technology sector cycle.

     By way of background, the client server generation, the Second Generation of technology, began approximately in 1984 on the heels of the First Generation of technology, which was mainframes that had dominated electronic computing between 1960-84. In 1997 we began to see the emergence of the Third Generation of computing, which developed into a combination of Internet infrastructure software for businesses, and high-speed, fiber optic-broadband telecommunications. The Third Generation could match in order of magnitude the record of the Second Generation in that it could increase ten-fold over the size of the generation it superceded. This translates into new stock market wealth in emerging technology over the next decade of possibly $5-$10 trillion. This is what we believe the market began to discount during the past eighteen months. The long period of economic growth since 1990 created a glut of liquidity, venture capital, and frenzy on the part of investment bankers to expedite the new Third Generation companies to the overheated public market. The speculative run up in the market that followed these developments led us to anticipate that a big sell-off of about 50% would hit the dot-coms in 2000. However, we did not expect to see individual stock declines of 85%, which was the case with many new Internet (dot-com) companies. We believe the incremental decline beyond the normal 50% correction was probably due to the unexpected rapid economic slowdown; to the glut of speculative new dot-com companies without viable business that underwriters brought to the market and finally, to the fact that the old guard technology companies of the 1990s would undergo a major slowdown in their business fundamentals in that they would not evolve into key players in the Third Generation.

     Bear markets ultimately exhaust and demoralize the weakest holders of stock. At the bottom of the market cycle, there is literally no one left to sell. This NASDAQ bear market was no different as evidenced by the indiscriminate selling of technology stocks regardless of merit or prospects; the almost universal bargain basement pricing of acknowledged mainstream technology companies; and record measure of bearish sentiment. These factors were suggesting that the lows had been reached as summer waned, only to be set back once more by the September 11th tragedy.

     Biotechnology and health sciences stocks are often "out of phase" in price with pure technology stocks. But like the majority of shares over the past year, this sector mimicked the amplified broad trends of the stock market. Though the price declines were much less severe than technology, the sector was unable to overcome the downward pressure of a global bear market.

     Reflecting this extremely difficult environment, Amerindo Technology Fund (Class D), Amerindo Internet B2B Fund (Class D) and Amerindo Health & Biotechnology Fund (Class D) had a negative return of 78.86%, 77.91%, and 37.54%, respectively, for the one-year ended October 31, 2001 compared to a decline of 52.10% for the Hambrecht & Quist Growth Index and 8.52% for the Hambrecht & Quist Healthcare Index for the same period.

     Looking forward into 2002, investors search for a return to better investment climate. Amerindo's quarterly Review & Economic Outlook is included in this report and provides our in-depth assessment of the economy and the prospects for the Internet and biotechnology sectors next year and beyond. A few key points to consider:

  o Internet deployment continues to grow along with the technology needed to support it. We see many investment opportunities in software, next generation telecommunications and storage, optical networking, wireless communications, genomics and biotechnology.

  o Economic recovery has been delayed, not derailed by the September 11th terrorist events.

  o  Massive Government fiscal and monetary stimulus packages are planned.

  o Companies have aggressively cut cost structures, with the effect of greatly reducing their breakeven when revenues accelerate again.

  o Past recessions have had the effect of only temporarily curtailing the deployment of new technologies.

  o Technology is still the best tool for enhancing productivity from the broad spectrum of businesses.

  o Rampant fear and uncertainty abounds -- often the precursor to an important market bottom.

  o Shares of many promising next generation technology leaders are currently trading at levels less than their sizeable cash positions.

     Commitment to winning in the world of technology investing requires high confidence, unwavering conviction and dedication to a proven strategy. For over two decades the AmerindoFunds' advisor has adhered to its unique approach of investing in concentrated portfolios of electronic technology and biotechnology stocks. The 2000-2001 bear market has been monumental in every conceivable way and has severely tested the mettle of all small cap investors including our own large family of shareholders.

     We remain faithful to our investment strategy that has uncovered many successful technology companies at the IPO stage. Furthermore, we believe that the emerging technology sector is on the verge of the biggest upswing in Amerindo's 22-year existence. We stay our course with the deep conviction that the lion's share of the next generation of technology companies will come from many of the private companies in which we researched and invested over the last three to four years.

     We have positioned all AmerindoFunds' portfolios to participate fully in the bright prospects that we believe lie ahead.

     Thank you for your continued confidence.




     /s/Alberto W. Vilar               /s/ Gary A. Tanaka

        Alberto W. Vilar                   Gary A. Tanaka

AMERINDO TECHNOLOGY FUND (Class D)
versus the HAMBRECHT & QUIST GROWTH INDEX

Growth of a $10,000 Investment
10/31/96* to 10/31/01

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

           Amerindo   Hambrecht
10/31/96    10,000     10,000
10/31/97     7,344     10,673
10/31/98     8,822     10,694
10/31/99    32,664     25,469
10/31/00    28,124     37,744
10/31/01     5,945     18,080


                      AVERAGE ANNUAL TOTAL RETURNS
                        AS OF OCTOBER 31, 2001**

             Annualized    Annualized      Annualized
One Year      3 Years       5 Years     Inception to Date
--------------------------------------------------------------------------------
-78.86%      -12.33%        -9.88%           -9.36%        Class D
--------------------------------------------------------------------------------
-78.88%      -12.15%          N/A            -9.40%        Class
--------------------------------------------------------------------------------
-80.09%      -13.86%          N/A           -11.02%        Class A with load
--------------------------------------------------------------------------------
-78.98%         N/A           N/A           -65.28%        Class C
--------------------------------------------------------------------------------
-79.19%         N/A           N/A           -65.28%        Class C with load
--------------------------------------------------------------------------------


 *Month-end nearest to commencement of operations date of 10/28/96 for Class D
  Shares.
**The Fund's average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional sales with and without the effect of the 5.75% maximum front-end sales charge for Class A Shares.

This chart illustrates the total value of an assumed $10,000 investment in Amerindo Technology Fund Class D Shares (from 10/31/96 to 10/31/01), as compared to the performance of an appropriate broad-based index. The chart assumes the reinvestment of dividends and capital gains. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

AMERINDO INTERNET B2B FUND (Class D)
versus the HAMBRECHT & QUIST GROWTH INDEX

Growth of a $10,000 Investment 5/31/00* to 10/31/01

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

           , Amerindo D        Amerindo A       Amerindo C      Hambrecht
5/31/00       10,000              9,425          10,000          10,000
10/31/00      16,791             15,824          16,730          11,178
10/31/01       3,709              3,505           3,657           5,354


            RETURNS
     AS OF OCTOBER 31, 2001**

 ONE YEAR       ANNUALIZED
 RETURN     INCEPTION TO DATE
-----------------------------
-77.91%          -50.29%        Class D
-----------------------------
-77.85%          -50.19%        Class A
-----------------------------
-79.12%          -52.22%        Class A with load
-----------------------------
-78.14%          -50.77%        Class C
-----------------------------
-78.35%          -50.77%        Class C with load
-----------------------------

  *Month-end nearest to commencement of operations date of 5/30/00 for Class D
   Shares.
 **The Fund's average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional sales with and without the effect of the 5.75% maximum front-end sales charge for Class A Shares.

This chart illustrates the total value of an assumed $10,000 investment in Amerindo Internet B2B Fund Class D Shares (from 5/31/00 to 10/31/01), as compared to the performance of an appropriate broad-based index. The chart assumes the reinvestment of dividends and capital gains. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

AMERINDO HEALTH & BIOTECHNOLOGY FUND (Class D) versus the HAMBRECHT & QUIST HEALTHCARE INDEX

Growth of a $10,000 Investment
5/31/00* to 10/31/01

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

         Amerindo D        Amerindo A       Amerindo C        Hambrecht
5/31/00    10,000             9,425           10,000           10,000
Oct 00     14,599            13,751           14,551           12,627
Oct 01      9,119             8,585            8,994           11,551


              RETURNS
     AS OF OCTOBER 31, 2001**
----------------------------------
One Year            Annualized
 Return          Inception to Date
----------------------------------
-37.54%              -6.29%         Class D
----------------------------------
-37.57%              -6.37%         Class A
----------------------------------
-41.16%             -10.19%         Class A with load
----------------------------------
-38.19%              -7.20%         Class C
----------------------------------
-38.77%              -7.20%         Class C with load
----------------------------------

 *Month-end nearest to commencement of operations date of 5/30/00 for Class D
  Shares.
**The Fund's average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional sales with and without the effect of the 5.75% maximum front-end sales charge for Class A Shares.

This chart illustrates the total value of an assumed $10,000 investment in Amerindo Health & Biotechnology Fund Class D Shares (from 5/30/00 to 10/31/01), as compared to the performance of an appropriate broad-based index. The chart assumes the reinvestment of dividends and capital gains. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

                           REVIEW AND ECONOMIC OUTLOOK


     Before the tragic events of September 11th, Amerindo was of the view that we were very close to reaching an "exhaustion bottom" in the emerging technology universe and that a meaningful rally would occur from those lows. The summer's precipitous economic downturn by early September appeared to have been roughly absorbed by the market and leading indicators were suggesting an economic recovery in the first half of 2002.

     It is clear that the events of September 11th injected an additional shock to both the country and the economy, which no doubt will have had the effect of aborting any pending economic recovery that could have been expected. Fear and uncertainty have literally "frozen" consumer spending, and will surely worsen the economic outlook for at least the next one to two quarters. Predictably on Wall Street, financial assets were immediately forced to new lows.

     Although the near-term economic outlook is now weaker as a result of the September 11th disaster, we believe that the record monetary and fiscal response to the tragedy could cause a more pronounced recovery in 2002. The Fed has already eased an additional 100 basis points since September 11th, and interest rates are now at their lowest levels since 1962. We are already seeing the impact of these new rates in the mortgage market where large scale refinancing has already begun to occur. Congress is considering a further $75 billion spending and tax cut plan to augment the monetary stimulus, possibly followed by incentives for capital spending and longer-term investments which would be positive for the emerging technology universe.

     The weak economy has seen companies continue to move aggressively to bring down both cost structures and inventory levels - as evidenced by last month being the eighth month of inventory decreases. The earnings estimates of Wall Street analysts for 2002 have been beaten back so dramatically that even a modest uptick in economic recovery should generate unexpected positive earnings surprises, which could rebuild much needed market confidence. For all of these reasons, we believe that the end result of the terrorist activity is likely to be an economy that is now weaker in the short run, but stronger in the forestalled recovery. While our medium to long-term market outlook for technology is constructive, we nevertheless remain in the midst of the most severe market downturn since the energy crunch of 1973-74.

     Past recessions and downturns have taught us that when fear and uncertainty are acutely reflected in market prices, there are compelling opportunities to buy stocks. We believe that now may be such a time. The rampant irrational stampede from technology stocks by institutional investors has put valuations of many emerging technology companies at multiples not seen since 1990-1991, when the five year outlook for technology was a fraction of what it currently is now. Many promising next generation leaders in technology are currently trading at less than their sizeable cash positions. Never in Amerindo's 22-year existence have we seen such widespread disdain towards technology stocks. Investors are unable to look beyond next week, much less next quarter's earnings reports or next year's prospects.

     We expect to see a significant rebound in technology stocks at the first hint of a cyclical recovery given our belief that the market is considerably oversold, and because market valuations typically are "distorted" at both market peaks and troughs. In fact, the initial market move coming out of a recession is historically the largest in percentage terms. The major recessions of the past 20 years have all been followed by significant gains in the following seven to ten month period. The gains registered in the first phase of the recovery tend to dwarf the gains remaining to the market peak, which usually takes place twelve to eighteen months afterwards. This highlights the importance of capturing the value created in the initial move of the market's recovery phase.

                 RECENT US RECESSIONS - "FIRST LEG" OF RECOVERY

     DOW JONES INDUSTRIAL AVERAGE


1973 - 1974
[graphic omitted]

EDGAR representation of data points used in printed graphic as follows:

10/01/74 604.8
10/02/74 601.5
10/03/74 587.6
10/04/74 584.6
10/07/74 607.6
10/08/74 602.6
10/09/74 631
10/10/74 648.1
10/11/74 658.2
10/14/74 673.5
10/15/74 658.4
10/16/74 642.3
10/17/74 651.4
10/18/74 654.9
10/21/74 669.8
10/22/74 662.9
10/23/74 645
10/24/74 636.3
10/25/74 636.2
10/28/74 633.8
10/29/74 659.3
10/30/74 673
10/31/74 665.5
11/01/74 665.3
11/04/74 657.2
11/05/74 674.8
11/06/74 669.1
11/07/74 671.9
11/08/74 667.2
11/11/74 672.6
11/12/74 659.2
11/13/74 659.2
11/14/74 658.4
11/15/74 647.6
11/18/74 624.9
11/19/74 614.1
11/20/74 609.6
11/21/74 608.6
11/22/74 615.3
11/25/74 611.9
11/26/74 617.3
11/27/74 619.3
11/29/74 618.7
12/02/74 603
12/03/74 596.6
12/04/74 598.6
12/05/74 587.1
12/06/74 577.6
12/09/74 579.9
12/10/74 593.9
12/11/74 595.4
12/12/74 596.4
12/13/74 592.8
12/16/74 586.8
12/17/74 597.5
12/18/74 603.5
12/19/74 604.4
12/20/74 598.5
12/23/74 589.6
12/24/74 598.4
12/26/74 604.7
12/27/74 602.2
12/30/74 603.3
12/31/74 616.2
01/02/75 632
01/03/75 634.5
01/06/75 637.2
01/07/75 641.2
01/08/75 635.4
01/09/75 645.3
01/10/75 658.8
01/13/75 654.2
01/14/75 648.7
01/15/75 653.4
01/16/75 655.7
01/17/75 644.6
01/20/75 647.5
01/21/75 641.9
01/22/75 652.6
01/23/75 656.8
01/24/75 666.6
01/27/75 692.7
01/28/75 694.8
01/29/75 706
01/30/75 696.4
01/31/75 703.7
02/03/75 711.4
02/04/75 708.1
02/05/75 717.9
02/06/75 714.2
02/07/75 711.9
02/10/75 708.4
02/11/75 707.6
02/12/75 715
02/13/75 726.9
02/14/75 734.2
02/18/75 731.3
02/19/75 736.4
02/20/75 745.4
02/21/75 749.8
02/24/75 736.9
02/25/75 719.2
02/26/75 728.1
02/27/75 731.2
02/28/75 739.1
03/03/75 753.1
03/04/75 757.7
03/05/75 752.8
03/06/75 761.8
03/07/75 770.1
03/10/75 776.1
03/11/75 770.9
03/12/75 763.7
03/13/75 763
03/14/75 773.5
03/17/75 786.5
03/18/75 779.4
03/19/75 769.5
03/20/75 764
03/21/75 763.1
03/24/75 743.4
03/25/75 747.9
03/26/75 766.2
03/27/75 770.3
03/31/75 768.2
04/01/75 761.6
04/02/75 760.6
04/03/75 752.2
04/04/75 747.3
04/07/75 742.9
04/08/75 749.2
04/09/75 768
04/10/75 781.3
04/11/75 789.5
04/14/75 807
04/15/75 815.1
04/16/75 815.7
04/17/75 819.5
04/18/75 808.4
04/21/75 815.9
04/22/75 814.1
04/23/75 802.5
04/24/75 803.7
04/25/75 811.8
04/28/75 810
04/29/75 803
04/30/75 821.3
05/01/75 831
05/02/75 848.5
05/05/75 855.6
05/06/75 834.7
05/07/75 836.4
05/08/75 840.5
05/09/75 850.1
05/12/75 847.5
05/13/75 850.1
05/14/75 858.7
05/15/75 848.8
05/16/75 837.6
05/19/75 837.7
05/20/75 830.5
05/21/75 818.7
05/22/75 818.9
05/23/75 831.9
05/27/75 826.1
05/28/75 817
05/29/75 815
05/30/75 832.3
06/02/75 846.6
06/03/75 846.1
06/04/75 840
06/05/75 842.2
06/06/75 839.6
06/09/75 830.1
06/10/75 822.1
06/11/75 824.6
06/12/75 819.3
06/13/75 824.5
06/16/75 834.6
06/17/75 828.6
06/18/75 827.8
06/19/75 845.4
06/20/75 855.4
06/23/75 864.8
06/24/75 869.1
06/25/75 872.7
06/26/75 874.1
06/27/75 873.1
06/30/75 879
07/01/75 877.4
07/02/75 870.4
07/03/75 871.8
07/07/75 861.1
07/08/75 857.8
07/09/75 871.9
07/10/75 871.9
07/11/75 871.1
07/14/75 875.8
07/15/75 881.8



1981 - 1982
[graphic omitted]

EDGAR representation of data points used in printed graphic as follows:

06/01/82 815
06/02/82 816.9
06/03/82 816.6
06/04/82 805
06/07/82 804
06/08/82 802.2
06/09/82 795.6
06/10/82 798.7
06/11/82 809.7
06/14/82 801.9
06/15/82 801.3
06/16/82 796
06/17/82 791.5
06/18/82 788.6
06/21/82 789
06/22/82 800
06/23/82 813.2
06/24/82 810.4
06/25/82 803.1
06/28/82 811.9
06/29/82 812.2
06/30/82 811.9
07/01/82 803.3
07/02/82 797
07/06/82 798.9
07/07/82 799.7
07/08/82 805
07/09/82 814.1
07/12/82 824.9
07/13/82 824.2
07/14/82 828.4
07/15/82 827.3
07/16/82 828.7
07/19/82 826.1
07/20/82 833.4
07/21/82 832.2
07/22/82 832
07/23/82 830.6
07/26/82 825.4
07/27/82 822.8
07/28/82 811.8
07/29/82 812.2
07/30/82 808.6
08/02/82 822.1
08/03/82 816.4
08/04/82 803.5
08/05/82 795.9
08/06/82 784.3
08/09/82 780.4
08/10/82 779.3
08/11/82 777.2
08/12/82 776.9
08/13/82 788.1
08/16/82 792.4
08/17/82 831.2
08/18/82 829.4
08/19/82 838.6
08/20/82 869.3
08/23/82 891.2
08/24/82 874.9
08/25/82 884.9
08/26/82 892.4
08/27/82 883.5
08/30/82 893.3
08/31/82 901.3
09/01/82 895.1
09/02/82 909.4
09/03/82 925.1
09/07/82 914.3
09/08/82 915.8
09/09/82 912.5
09/10/82 906.8
09/13/82 918.7
09/14/82 923
09/15/82 930.5
09/16/82 927.8
09/17/82 916.9
09/20/82 916.3
09/21/82 934.8
09/22/82 927.6
09/23/82 925.8
09/24/82 919.5
09/27/82 920.9
09/28/82 919.3
09/29/82 906.3
09/30/82 896.3
10/01/82 907.7
10/04/82 903.6
10/05/82 907.2
10/06/82 944.3
10/07/82 966
10/08/82 986.9
10/11/82 1012.8
10/12/82 1003.7
10/13/82 1015.2
10/14/82 996.9
10/15/82 993.1
10/18/82 1019.2
10/19/82 1013.8
10/20/82 1034.1
10/21/82 1037
10/22/82 1031.5
10/25/82 995.1
10/26/82 1006.1
10/27/82 1006.4
10/28/82 991
10/29/82 991.7
11/01/82 1005.7
11/02/82 1022.1
11/03/82 1065.5
11/04/82 1050.2
11/05/82 1051.8
11/08/82 1037.4
11/09/82 1060.3
11/10/82 1044.5
11/11/82 1054.7
11/12/82 1039.9
11/15/82 1021.4
11/16/82 1008
11/17/82 1027.5
11/18/82 1032.1
11/19/82 1021.3
11/22/82 1000
11/23/82 991
11/24/82 1000
11/26/82 1007.4
11/29/82 1002.9
11/30/82 1039.3
12/01/82 1031.1
12/02/82 1033.1
12/03/82 1031.4
12/06/82 1055.7
12/07/82 1056.9
12/08/82 1047.1
12/09/82 1028
12/10/82 1018.8
12/13/82 1024.3
12/14/82 1009.4
12/15/82 992.6
12/16/82 990.3
12/17/82 1011.5
12/20/82 1004.5
12/21/82 1030.3
12/22/82 1035
12/23/82 1045.1
12/27/82 1070.6
12/28/82 1058.9
12/29/82 1059.6
12/30/82 1047.4
12/31/82 1046.5
01/03/83 1027
01/04/83 1046.1
01/05/83 1044.9
01/06/83 1070.9
01/07/83 1076.1
01/10/83 1092.4
01/11/83 1083.8
01/12/83 1083.6
01/13/83 1074
01/14/83 1080.9
01/17/83 1084.8
01/18/83 1079.7
01/19/83 1068.1
01/20/83 1070.8
01/21/83 1053
01/24/83 1030.2
01/25/83 1042
01/26/83 1038
01/27/83 1063.7
01/28/83 1064.8
01/31/83 1075.7
02/01/83 1059.8
02/02/83 1062.6
02/03/83 1064.7
02/04/83 1077.9
02/07/83 1087.1
02/08/83 1075.3
02/09/83 1067.4
02/10/83 1087.8
02/11/83 1086.5
02/14/83 1097.1
02/15/83 1093.1
02/16/83 1087.4
02/17/83 1088.9
02/18/83 1092.8
02/22/83 1080.4
02/23/83 1097
02/24/83 1121.8
02/25/83 1120.9
02/28/83 1112.6
03/01/83 1130.7
03/02/83 1135.1
03/03/83 1138.1
03/04/83 1141
03/07/83 1141.7
03/08/83 1119.8
03/09/83 1132.6
03/10/83 1120.9
03/11/83 1117.7
03/14/83 1114.5
03/15/83 1124.5
03/16/83 1116
03/17/83 1117
03/18/83 1117.7
03/21/83 1125.3
03/22/83 1123
03/23/83 1140.9
03/24/83 1146
03/25/83 1140.1
03/28/83 1133.3
03/29/83 1131.2
03/30/83 1143.3
03/31/83 1130
04/04/83 1127.6
04/05/83 1120.2
04/06/83 1113.5
04/07/83 1117.7
04/08/83 1124.7
04/11/83 1141.8
04/12/83 1145.3
04/13/83 1156.6
04/14/83 1165.3
04/15/83 1171.3
04/18/83 1183.2
04/19/83 1174.6
04/20/83 1191.5
04/21/83 1188.3
04/22/83 1196.3
04/25/83 1187.2
04/26/83 1174.6
04/27/83 1208.4
04/28/83 1219.5
04/29/83 1226.2
05/02/83 1204.3
05/03/83 1208
05/04/83 1212.7
05/05/83 1219.7
05/06/83 1232.6
05/09/83 1228.2
05/10/83 1229.7
05/11/83 1219.7
05/12/83 1214.4
05/13/83 1218.8
05/16/83 1203
05/17/83 1205.8
05/18/83 1203.6
05/19/83 1191.4
05/20/83 1190
05/23/83 1200.6
05/24/83 1219
05/25/83 1229
05/26/83 1223.5
05/27/83 1216.1
05/31/83 1200
06/01/83 1202.1
06/02/83 1211.4
06/03/83 1213
06/06/83 1214.2
06/07/83 1194.9
06/08/83 1185.4
06/09/83 1189
06/10/83 1196.1
06/13/83 1220.6
06/14/83 1227.3
06/15/83 1237.3
06/16/83 1248.3





1990 - 1991
[graphic omitted]

EDGAR representation of data points used in printed graphic as follows:

08/01/90 2899.3
08/02/90 2864.6
08/03/90 2809.7
08/06/90 2716.3
08/07/90 2710.6
08/08/90 2734.9
08/09/90 2758.9
08/10/90 2716.6
08/13/90 2746.8
08/14/90 2747.8
08/15/90 2748.3
08/16/90 2681.4
08/17/90 2644.8
08/20/90 2656.4
08/21/90 2604
08/22/90 2560.2
08/23/90 2483.4
08/24/90 2532.9
08/27/90 2611.6
08/28/90 2614.9
08/29/90 2632.4
08/30/90 2593.3
08/31/90 2614.4
09/04/90 2613.4
09/05/90 2628.2
09/06/90 2596.3
09/07/90 2619.6
09/10/90 2615.6
09/11/90 2612.6
09/12/90 2625.7
09/13/90 2582.7
09/14/90 2564.1
09/17/90 2567.3
09/18/90 2571.3
09/19/90 2557.4
09/20/90 2518.3
09/21/90 2512.4
09/24/90 2453
09/25/90 2485.6
09/26/90 2459.7
09/27/90 2427.5
09/28/90 2452.5
10/01/90 2515.8
10/02/90 2505.2
10/03/90 2489.4
10/04/90 2516.8
10/05/90 2510.6
10/08/90 2523.8
10/09/90 2445.5
10/10/90 2407.9
10/11/90 2365.1
10/12/90 2398
10/15/90 2416.3
10/16/90 2381.2
10/17/90 2387.9
10/18/90 2452.7
10/19/90 2520.8
10/22/90 2516.1
10/23/90 2494.1
10/24/90 2504.2
10/25/90 2484.2
10/26/90 2436.1
10/29/90 2430.2
10/30/90 2448
10/31/90 2442.3
11/01/90 2455
11/02/90 2490.8
11/05/90 2502.2
11/06/90 2485.2
11/07/90 2440.8
11/08/90 2443.8
11/09/90 2488.6
11/12/90 2540.4
11/13/90 2535.4
11/14/90 2559.7
11/15/90 2545.1
11/16/90 2550.3
11/19/90 2565.4
11/20/90 2530.2
11/21/90 2539.4
11/23/90 2527.2
11/26/90 2533.2
11/27/90 2543.8
11/28/90 2535.2
11/29/90 2518.8
11/30/90 2559.7
12/03/90 2565.6
12/04/90 2579.7
12/05/90 2610.4
12/06/90 2602.5
12/07/90 2590.1
12/10/90 2596.8
12/11/90 2586.1
12/12/90 2622.3
12/13/90 2614.4
12/14/90 2593.8
12/17/90 2593.3
12/18/90 2626.7
12/19/90 2626.7
12/20/90 2629.5
12/21/90 2633.7
12/24/90 2621.3
12/26/90 2637.1
12/27/90 2625.5
12/28/90 2629.2
12/31/90 2633.7
01/02/91 2610.6
01/03/91 2573.5
01/04/91 2566.1
01/07/91 2522.8
01/08/91 2509.4
01/09/91 2470.3
01/10/91 2498.8
01/11/91 2501.5
01/14/91 2483.9
01/15/91 2490.6
01/16/91 2508.9
01/17/91 2623.5
01/18/91 2646.8
01/21/91 2629.2
01/22/91 2603.2
01/23/91 2619.1
01/24/91 2643.1
01/25/91 2659.4
01/28/91 2654.5
01/29/91 2662.6
01/30/91 2713.1
01/31/91 2736.4
02/01/91 2730.7
02/04/91 2772.3
02/05/91 2788.4
02/06/91 2830.9
02/07/91 2810.6
02/08/91 2830.7
02/11/91 2902.2
02/12/91 2874.8
02/13/91 2909.2
02/14/91 2877.2
02/15/91 2934.7
02/19/91 2932.2
02/20/91 2899
02/21/91 2891.8
02/22/91 2889.4
02/25/91 2887.9
02/26/91 2864.6
02/27/91 2889.1
02/28/91 2882.2
03/01/91 2909.9
03/04/91 2914.1
03/05/91 2972.5
03/06/91 2973.3
03/07/91 2963.4
03/08/91 2955.2
03/11/91 2939.4
03/12/91 2922.5
03/13/91 2955.2
03/14/91 2952.2
03/15/91 2948.3
03/18/91 2930
03/19/91 2867.8
03/20/91 2872
03/21/91 2855.5
03/22/91 2858.9
03/25/91 2865.8
03/26/91 2914.9
03/27/91 2917.6
03/28/91 2913.9
04/01/91 2881.2
04/02/91 2945.1
04/03/91 2926.7
04/04/91 2924.5
04/05/91 2896.8
04/08/91 2918.6
04/09/91 2873
04/10/91 2874.5
04/11/91 2905.5
04/12/91 2920.8
04/15/91 2933.2
04/16/91 2986.9
04/17/91 3004.5
04/18/91 2999.3
04/19/91 2965.6
04/22/91 2927.7
04/23/91 2930.5
04/24/91 2949.5
04/25/91 2921
04/26/91 2912.4
04/29/91 2877
04/30/91 2887.9
05/01/91 2930.2
05/02/91 2938.6
05/03/91 2938.9
05/06/91 2941.6
05/07/91 2917.5
05/08/91 2930.9
05/09/91 2971.2
05/10/91 2920.2
05/13/91 2924.4
05/14/91 2886.9
05/15/91 2865.4
05/16/91 2894
05/17/91 2886.6
05/20/91 2892.2
05/21/91 2906.1
05/22/91 2910.3
05/23/91 2900
05/24/91 2913.9
05/28/91 2958.9
05/29/91 2969.6
05/30/91 3000.5
05/31/91 3027.5
06/03/91 3035.3

     In our last quarterly letter, we had expressed our hope that the improved market action at the close of the 2nd Quarter might be the beginning of an uptrend. In retrospect, this view was premature. We experienced yet another leg down, which we now suspect will be the ultimate low, notwithstanding the uncertainty of future global political events.

     We fully expect long-term demand fundamentals to remain intact for those technology companies that have the potential to create entirely new industries with new, so-called disruptive technologies. Specialty sectors that fit this pattern are supply chain management, collaboration and web services in software, next generation telecommunications such as storage, optical networking and wireless, finally genomics and drug discovery in biotechnology. These sectors should become instrumental to the post-recession economy we foresee.

     The dramatic fall-off in business in manufacturing, capital spending and telecommunications has had the unfortunate effect of diverting investors' attention away from the next generation of technology, which is centered on Internet technologies, e-commerce, and fiber optic communication networks. It would be foolish to think that economic cycles will disappear, for they are part and parcel of capitalist economies. Recessions have the effect of only temporarily slowing down the deployment of new technologies, as can only be expected.

     Technology has been a stellar performing area during the 22-year history of Amerindo. It is only when performance is measured as now at the bottom of a major recession, as outlined above, that results can appear substandard. On the other side of a recovery, results of course, look dramatically different. The superior long-term gains that the technology sector has historically been capable of generating have justified having the patience to endure the inherent down swings emerging sectors temporarily weather during recessions.

     Given the unprecedented declines in share prices over the last eighteen months in the emerging technology sector, two questions are most frequently asked of us. First, what should I be doing in response to these outsized declines in share prices of even the best emerging technology companies? Second, how can I moderate some of the volatility in the return stream of the sector? Considering the critical nature of the newer technologies of many of our portfolio companies, and drawing upon the past lessons in the "buy them when performance looks ugly" statistics shared above, we are suggesting clients average down their investments in our sector by adding to existing holdings at what we believe will prove to be exceptionally distressed prices.

     Notwithstanding the surprising severity of the current downturn in the global economy and the weak near-term outlook, we believe longer-term prospects for our emerging technology sectors remain encouragingly constructive. When the economic outlook reverses, companies must again purchase key technologies that generate productivity gains and improve competitive positions. We believe client portfolios are well positioned to take advantage of these trends. Unfortunately, the mindless acts of September 11th were superimposed on an economy that was already in a recessionary mode, especially in technology. Sharp recoveries in stock prices will be fueled by the sizeable short interest in many technology holdings. In our experience, accelerating short interest positions at this late stage of a down market cycle are usually a cause for optimism, since any material improvement in fundamentals will instigate a buying stampede, as panicky investors attempt to close out positions all at once.

     We believe the following scenario will hold true in the aftermath of September 11th. The resilience of the country and the economy will not be in question. Businesses will stabilize, the public will begin traveling again, CEOs will seek growth, and technology will again reassert its pervasive importance to business. We will learn to incorporate the risk of terrorism, as other parts of the world have for many years. The U.S. has probably not been as united in its purpose and resolve since the World War II attack on Pearl Harbor in 1941. Again, in our 22 years of experience, we have seen a number of distressed cycles before. The upside performance on the other side of a downturn has always been extremely rewarding, largely as a result of the impact of advances in technology on the economy and to our standard of living.



THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN THE PORTFOLIO.

                            AMERINDO TECHNOLOGY FUND
                             SCHEDULE OF INVESTMENTS
                                October 31, 2001



COMMON STOCK* -- 103.2%
   SHARES                                                         VALUE
  --------                                                    ------------
    500,500   Akamai Technologies ..........................   $ 1,581,580
    313,300   Amazon.com ...................................     2,186,834
    333,130   Ariba ........................................     1,099,329
    160,000   Art Technology Group .........................       260,800
    200,000   Artisan Components ...........................     1,700,000
    337,500   Ask Jeeves ...................................       371,250
     61,500   Broadcom, Class A ............................     2,116,215
    105,000   Brocade Communications Systems ...............     2,577,750
  1,435,000   CoSine Communications ........................     1,506,750
    392,000   eBay .........................................    20,572,160
    185,000   Expedia, Class A .............................     5,440,850
    326,100   FreeMarkets ..................................     4,359,957
    533,500   Genzyme Transgenics ..........................     1,872,585
    542,500   Homestore.com ................................     2,788,450
    582,500   i2 Technologies ..............................     2,656,200
    191,000   Internap Network Services ....................       156,620
    187,000   Juniper Networks .............................     4,149,530
    441,500   Kana Software ................................       388,520
    232,500   LookSmart ....................................       151,125
    648,000   priceline.com ................................     3,116,880
    185,000   Siebel Systems ...............................     3,021,050
    335,000   Sycamore Networks ............................     1,477,350
    175,000   VeriSign .....................................     6,774,250
  1,167,500   Vignette .....................................     5,463,900
    255,000   XOMA .........................................     1,904,850
    246,776   Yahoo! .......................................     2,684,923
                                                               -----------
TOTAL COMMON STOCK
   (Cost $286,429,858)                                         $80,379,708
                                                               -----------

                            AMERINDO TECHNOLOGY FUND
                       SCHEDULE OF INVESTMENTS (concluded)
                                October 31, 2001


REPURCHASE AGREEMENT -- 0.7%
   PRINCIPAL
    AMOUNT                                                       VALUE
  ----------                                                  ------------

 $541,504  Morgan Stanley Dean Witter, 2.250%, dated 10/31/01, matures 11/01/01, repurchase price $541,538
           (collateralized by U.S. Treasury obligations:
              total market value $598,618) .................   $   541,504
                                                               -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $541,504)                                                 541,504
                                                               -----------
TOTAL INVESTMENTS -- 103.9%
   (Cost $287,609,364)                                         $80,921,212
                                                               -----------
  PERCENTAGES BASED ON NET ASSETS OF $77,902,520.
  * ALL COMMON STOCK HELD AS OF OCTOBER 31, 2001 IS NON-INCOME PRODUCING. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           AMERINDO INTERNET B2B FUND
                             SCHEDULE OF INVESTMENTS
                                October 31, 2001


COMMON STOCK* -- 78.4%
   SHARES                                                         VALUE
  --------                                                     -----------
     50,000   Akamai Technologies ..........................   $   158,000
     45,000   Art Technology Group .........................        73,350
      2,500   Broadcom, Class A ............................        86,025
      5,000   Brocade Communications Systems ...............       122,750
      6,500   E.piphany ....................................        38,350
     27,000   eBay .........................................     1,416,960
     10,000   Expedia, Class A .............................       294,100
     22,500   FreeMarkets ..................................       300,825
    116,500   Homestore.com ................................       598,810
     35,000   i2 Technologies ..............................       159,600
     50,000   Internet Capital Group .......................        45,000
     22,000   Juniper Networks .............................       488,180
    117,500   Loudcloud ....................................       233,825
     22,500   Network Appliance ............................       299,250
      7,500   Sycamore Networks ............................        33,075
    117,500   Vignette .....................................       549,900
                                                               -----------
TOTAL COMMON STOCK (Cost $10,913,831)                            4,898,000
                                                               -----------
REPURCHASE AGREEMENT -- 5.0%
   PRINCIPAL
    AMOUNT
  -----------

     $314,369     Morgan Stanley Dean Witter, 2.250%,
                  dated 10/31/01, matures 11/01/01, repurchase
                  price $314,389 (collateralized by U.S.
                  Treasury obligations:
                  total market value $ 347,526) ............       314,369
                                                               -----------
TOTAL REPURCHASE AGREEMENT (Cost $314,369)                         314,369
                                                               -----------
TOTAL INVESTMENTS -- 83.4%  (Cost $11,228,200)                 $ 5,212,369
                                                               ===========

  PERCENTAGES BASED ON NET ASSETS OF $6,249,732.
  * ALL COMMON STOCK HELD AS OF OCTOBER 31, 2001 IS NON-INCOME PRODUCING. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      AMERINDO HEALTH & BIOTECHNOLOGY FUND
                             SCHEDULE OF INVESTMENTS
                                October 31, 2001


COMMON STOCK* -- 46.5%
   SHARES                                                         VALUE
-----------                                                    -----------
      6,500   Cerus ........................................   $   298,545
    150,000   Ciphergen Biosystems .........................       667,500
    195,000   Genzyme Transgenics ..........................       684,450
     35,000   NPS Pharmaceuticals ..........................     1,264,550
      5,000   Sepracor .....................................       237,200
     10,000   Vertex Pharmaceuticals .......................       245,000
     35,000   XOMA .........................................       261,450
                                                               -----------
TOTAL COMMON STOCK (Cost $5,241,932)                             3,658,695
                                                               -----------
REPURCHASE AGREEMENTS -- 17.5%
   PRINCIPAL
    AMOUNT
  -----------

     $350,000  Morgan Stanley Dean Witter, 2.250%,
                  dated 10/31/01, matures 11/01/01,
                  repurchase price $350,022 (collateralized
                  by U. S. Treasury obligations:
                  total market value $386,915) .............       350,000

      350,000  ABN Amro, 2.250%, dated 10/31/01, matures
                  11/01/01, repurchase price $350,022
                  (collateralized by U.S. Treasury
                  Bill:  total market value $357,684) ......       350,000

      350,000  Barclays, 2.510%, dated 10/31/01, matures
                  11/01/01, repurchase price $350,024
                  (collateralized by U.S. Treasury
                  Note:  total market value $357,614) ......       350,000

      331,758  JP Morgan Chase, 2.500%, dated 10/31/01,
                  matures 11/01/01, repurchase price $331,781
                  (collateralized by U.S. Treasury
                  Note:  total market value $338,884) ......       331,758
                                                               -----------
TOTAL REPURCHASE AGREEMENTS (Cost $1,381,758)                    1,381,758
                                                               -----------
TOTAL INVESTMENTS -- 64.0%  (Cost $6,623,690)                   $5,040,453
                                                               ===========

  PERCENTAGES BASED ON NET ASSETS OF $7,875,836.
  * ALL COMMON STOCK HELD AS OF OCTOBER 31, 2001 IS NON-INCOME PRODUCING. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      This page intentionally left blank.

                                  AMERINDOFUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                October 31, 2001


                                                                     TECHNOLOGY FUND  INTERNET B2B FUND  HEALTH & BIOTECHNOLOGY FUND
                                                                     ---------------- ------------------ ---------------------------
ASSETS
   Investments in common stock, at cost .............................   $ 286,429,858       $ 10,913,831             $ 5,241,932
                                                                        -------------       ------------             -----------
   Investments in common stock, at value ............................   $  80,379,708       $  4,898,000             $ 3,658,695
   Repurchase Agreements, at value ..................................
      (Cost $541,504, $314,369 and $1,381,758, respectively) ........         541,504            314,369               1,381,758
   Cash .............................................................             --             266,519               1,258,272
   Dividends and interest receivable ................................             551                586                   4,778
   Receivable for investments sold ..................................         645,643            799,831               1,566,774
   Receivable for shares of beneficial interest sold ................          37,609              2,037                  19,000
   Receivable from Advisor ..........................................         151,191              5,007                      --
   Other assets .....................................................         158,764                 --                  20,856
                                                                        -------------       ------------             -----------
   Total Assets .....................................................      81,914,970          6,286,349               7,910,133
                                                                        -------------       ------------             -----------
LIABILITIES
   Payable for investments purchased ................................       3,066,660                578                   5,593
   Payable for shares of beneficial interest redeemed ...............         317,843                 --                   2,666
   Payable to custodian .............................................         266,519                 --                      --
   Accrued expenses .................................................         361,428             36,039                  26,038
                                                                        -------------       ------------             -----------
   Total Liabilities ................................................       4,012,450             36,617                  34,297
                                                                        -------------       ------------             -----------
   Total Net Assets .................................................   $  77,902,520       $  6,249,732             $ 7,875,836
                                                                        =============       ============             ===========
NET ASSETS:
   Portfolio Shares of Class D ......................................     433,290,815         18,062,189               7,970,250
   Portfolio Shares of Class A ......................................      31,030,097          3,223,551               3,178,261
   Portfolio Shares of Class C ......................................       8,880,509          2,162,317               1,659,923
   Accumulated net realized loss on investments .....................    (189,248,751)       (11,182,494)             (3,349,361)
   Net unrealized depreciation on investments .......................    (206,050,150)        (6,015,831)             (1,583,237)
                                                                        -------------       ------------             -----------
   TOTAL NET ASSETS .................................................   $  77,902,520       $  6,249,732             $ 7,875,836
                                                                        =============       ============             ===========
   Outstanding shares of beneficial interest* ($0.001 par value)
   Class D ..........................................................      16,637,143          1,251,899                 549,293
   Class A ..........................................................       1,207,383            311,238                 238,461
   Class C ..........................................................         394,122            184,075                 130,153
   Net Asset Value, Offering and Redemption Price Per Share -- Class D  $        4.27       $       3.58             $      8.60
                                                                        =============       ============             ===========
   Net Asset Value and Redemption Price Per Share -- Class A .........  $        4.29       $       3.59             $      8.59
                                                                        =============       ============             ===========
   Maximum Offering  Price Per Share -- Class A** ....................  $        4.55       $       3.81             $      9.11
                                                                        =============       ============             ===========
   Net Asset Value and Offering Price Per Share -- Class C ...........  $        4.22       $       3.53             $      8.48
                                                                        =============       ============             ===========

 * 1,000,000,000 shares authorized in total for the Technology Fund, and 120,000,000 shares authorized in total for the Internet B2B Fund and the Health & Biotechnology Fund.
** Maximum offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.75%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      16 & 17

                                  AMERINDOFUNDS
                            STATEMENTS OF OPERATIONS
                                October 31, 2001


                                                                     TECHNOLOGY FUND   INTERNET B2B FUND HEALTH & BIOTECHNOLOGY FUND
                                                                     ----------------  ----------------- ---------------------------
INCOME
   Interest                                                             $     699,964       $     82,417             $   107,202
                                                                        -------------       ------------             -----------
EXPENSES
   Investment advisory fees (Note 4) ................................       2,509,775            151,729                 138,724
   Distribution fees -- Class D (Note 5) .............................        386,411             19,628                  14,698
   Distribution fees -- Class A (Note 5) .............................         24,986              3,369                   5,455
   Distribution fees -- Class C (Note 5) .............................         27,600              9,180                  11,879
   Professional fees ................................................         199,141             27,781                  17,978
   Administration and accounting fees ...............................         207,900            114,687                 114,687
   Transfer agents fees .............................................         405,302             28,483                  24,397
   Registration fees ................................................         106,976             40,450                  22,433
   Directors' fees and expenses .....................................          31,462              1,968                   1,714
   Amortization of organizational expenses (Note 2) .................          56,130                 --                      --
   Printing .........................................................         237,032             10,017                   6,615
   Custodian fees ...................................................          75,732             46,900                  45,999
   Miscellaneous ....................................................          43,743              8,323                   9,646
                                                                        -------------       ------------             -----------
   Net expenses .....................................................       4,312,190            462,515                 414,225
   Less:
      Investment advisory fees waived (Note 4) ......................        (524,522)          (151,729)               (138,724)
      Investment advisory fees reimbursed (Note 4) ..................              --            (76,207)                (58,499)
                                                                        -------------       ------------             -----------
   Total net expenses ...............................................       3,787,668            234,579                 217,002
                                                                        -------------       ------------             -----------
   Net investment loss ..............................................      (3,087,704)          (152,162)               (109,800)
                                                                        -------------       ------------             -----------
REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS
   Net realized loss from investment transactions ...................    (174,687,896)       (11,130,932)             (3,156,092)
   Net change in unrealized depreciation of investments .............    (136,511,416)        (5,923,981)             (1,630,999)
                                                                        -------------       ------------             -----------
   Total net realized and unrealized loss on investments ............    (311,199,312)       (17,054,913)             (4,787,091)
                                                                        -------------       ------------             -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................................   $(314,287,016)      $(17,207,075)            $(4,896,891)
                                                                        =============       ============             ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.






                                       18 & 19

                                  AMERINDO FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                  TECHNOLOGY FUND
                                                        -------------------------------------
                                                           FOR THE                FOR THE
                                                         YEAR ENDED              YEAR ENDED
                                                         OCTOBER 31,              OCTOBER 31,
                                                            2001                   2000
                                                        -------------           -------------

OPERATIONS
   Net investment loss ...............................  $  (3,087,704)          $ (10,528,716)
   Net realized gain (loss) from investment
      transactions ...................................   (174,687,896)            (14,560,855)
   Net change in unrealized appreciation
      (depreciation) of investments ..................   (136,511,416)           (111,659,603)
                                                        -------------           -------------
   Net increase (decrease) in net assets resulting
      from operations ................................   (314,287,016)           (136,749,174)
                                                        -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains
      Class D Shares .................................             --                      --
      Class A Shares .................................             --                      --
      Class C Shares .................................             --                      --
                                                        -------------           -------------
   Total distributions ...............................             --                      --
                                                        -------------           -------------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) (Note 6) ..................    (14,915,257)            262,876,833
                                                        -------------           -------------
   Total increase (decrease) in net assets ...........   (329,202,273)            126,127,659

NET ASSETS:
   Beginning of period ...............................    407,104,793             280,977,134
                                                        -------------           -------------
   End of period .....................................  $  77,902,520            $407,104,793
                                                        =============           =============

*The Fund commenced operations on May 30, 2000.



  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTERNET B2B FUND             HEALTH & BIOTECHNOLOGY FUND
                                                        -------------------------------   -----------------------------------
                                                           FOR THE          FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED      PERIOD ENDED       YEAR ENDED         PERIOD ENDED
                                                          OCTOBER 31,      OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                                             2001            2000*             2001                2000*
                                                        -------------    --------------   ----------------     --------------
OPERATIONS
   Net investment loss ...............................  $    (152,162)   $   (38,581)        $  (109,800)        $  (34,138)
   Net realized gain (loss) from investment
      transactions ...................................    (11,130,932)       545,334          (3,156,092)           509,962
   Net change in unrealized appreciation
      (depreciation) of investments ..................     (5,923,981)       (91,850)         (1,630,999)            47,762
                                                        -------------    -----------         -----------         ----------
   Net increase (decrease) in net assets resulting
      from operations ................................    (17,207,075)       414,903          (4,896,891)           523,586
                                                        -------------    -----------         -----------         ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains
      Class D Shares .................................       (451,670)            --            (451,471)                --
      Class A Shares .................................        (57,125)            --            (143,231)                --
      Class C Shares .................................        (49,639)            --             (74,556)                --
                                                        -------------    -----------         -----------         ----------
   Total distributions ...............................       (558,434)            --            (669,258)                --
                                                        -------------    -----------         -----------         ----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) (Note 6) ..................      5,608,022     17,992,316           3,470,994          9,447,405
                                                        -------------    -----------         -----------         ----------
   Total increase (decrease) in net assets ...........    (12,157,487)    18,407,219          (2,095,155)         9,970,991

NET ASSETS:
   Beginning of period ...............................     18,407,219             --           9,970,991                 --
                                                        -------------    -----------         -----------         ----------
   End of period .....................................  $   6,249,732    $18,407,219         $ 7,875,836)        $9,970,991
                                                        =============    ===========         ===========         ==========

*The Fund commenced operations on May 30, 2000.

FINANCIAL HIGHLIGHTS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                       NET REALIZED
                                            AND
               NET                      UNREALIZED      DISTRIBUTIONS        NET
              ASSET                        GAIN             FROM            ASSET
              VALUE          NET          (LOSS)          REALIZED          VALUE
            BEGINNING    INVESTMENT         ON             CAPITAL           END           TOTAL
            OF PERIOD       LOSS        INVESTMENTS         GAINS         OF PERIOD       RETURN*
            ---------    ----------    ------------     -------------     ---------       -------
---------------
Technology Fund
---------------
Class D
   2001+     $20.20         $(0.16)       $(15.77)        $    --           $ 4.27        (78.86)%
   2000       23.46          (0.53)         (2.73)             --            20.20        (13.90)
   1999**     13.61          (0.07)         20.07          (10.15)           23.46        146.74
   1998        7.37          (0.20)          6.44              --            13.61         84.67
   1997        9.00          (0.16)         (1.47)             --             7.37        (18.11)
   1996(1)    10.00          (0.04)         (0.96)             --             9.00        (10.00)
Class A
   2001+     $20.31         $(0.16)       $(15.86)        $    --           $ 4.29        (78.88)%
   2000       23.61          (0.42)         (2.88)             --            20.31        (13.98)
   1999**     13.59          (0.08)         20.25          (10.15)           23.61        148.20
   1998(2)     8.44          (0.10)          5.25              --            13.59         61.02
Class C
   2001+     $20.08         $(0.21)       $(15.65)        $    --           $ 4.22        (78.98)%
   2000(3)    30.72          (0.37)        (10.27)             --            20.08        (34.64)
--------------------
Internet B2B Fund(4)
--------------------
Class D
   2001+     $16.79         $(0.09)       $(12.66)        $ (0.46)          $ 3.58        (77.91)%
   2000       10.00          (0.03)          6.82              --            16.79         67.91
Class A
   2001+     $16.78         $(0.09)       $(12.64)        $ (0.46)          $ 3.59        (77.85)%
   2000       10.00          (0.04)          6.82              --            16.78         67.89
Class C
   2001+     $16.72         $(0.14)       $(12.59)        $ (0.46)          $ 3.53        (78.14)%
   2000       10.00          (0.07)          6.79              --            16.72         67.30
------------------------------
Health & Biotechnology Fund(4)
------------------------------
Class D
   2001+     $14.60         $(0.11)      $  (5.06)        $ (0.83)         $  8.60        (37.54)%
   2000       10.00          (0.05)          4.65              --            14.60         45.99
Class A
   2001+     $14.59         $(0.11)      $  (5.06)        $ (0.83)          $ 8.59        (37.57)%
   2000       10.00          (0.04)          4.63              --            14.59         45.90
Class C
   2001+     $14.55         $(0.18)       $ (5.06)        $ (0.83)          $ 8.48        (38.19)%
   2000       10.00          (0.07)          4.62              --            14.55         45.51

   * Total return is for the period indicated and has not been annualized.
     Initial sales charges are not reflected in the calculation of total investment return.
  ** Subsequent to December 31, 1998, the Fund's management elected to change the Fund's fiscal year end to October 31. All ratios for the period have been annualized.
   + Per share ratios calculated using average shares outstanding method.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                             AMERINDOFUNDS

----------------------------------------------------------------------------------------------------------
                                                                 RATIO OF NET
                                                   RATIO          INVESTMENT
                    NET             RATIO         OF NET             LOSS
    ASSETS         RATIO         OF EXPENSES     INVESTMENT       TO AVERAGE
    END OF      OF EXPENSES      TO AVERAGE        LOSS TO        NET ASSETS
    PERIOD      TO AVERAGE       NET ASSETS        AVERAGE    (EXCLUDING WAIVERS      PORTFOLIO
     (000)      NET ASSETS   (EXCLUDING WAIVERS) NET ASSETS   AND REIMBURSEMENTS)     TURNOVER
   --------    ------------  ------------------- ----------   -------------------    -----------
---------------
Technology Fund
---------------
 $ 71,055         2.25%            2.56%           (1.83)%          (2.14)%             70.03%
  379,869         2.13             2.13            (1.94)           (1.94)              30.51
  272,205         2.25             2.29            (0.64)           (0.68)             170.00
   64,194         2.25             2.75            (2.21)           (2.72)              78.46
   40,191         2.25             2.83            (2.25)           (2.83)             355.21
   34,210         2.25             3.82            (2.25)           (3.82)               0.00

  $ 5,185         2.25%            2.57%           (1.85)%          (2.17)%             70.03%
   21,926         2.15             2.15            (1.97)           (1.97)              30.51
    8,772         2.50             2.54            (0.75)           (0.79)             170.00
      803         2.50             2.86            (2.40)           (2.76)              78.46

  $ 1,663         3.00%            3.33%           (2.61)%          (2.94)%             70.03%
    5,310         2.96             2.96            (2.80)           (2.80)              30.51
--------------------
Internet B2B Fund(4)
--------------------
  $ 4,483         2.25%            4.52%           (1.43)%          (3.70)%            143.55%
   15,084         2.23             4.55            (0.84)           (3.16)              61.39

  $ 1,117         2.25%            4.40%           (1.46)%          (3.61)%            143.55%
    1,810         2.23             4.36            (0.91)           (3.04)              61.39

  $   650         3.00%            5.24%           (2.20)%          (4.44)%            143.55%
    1,513         2.97             5.09            (1.64)           (3.76)              61.39
------------------------------
Health & Biotechnology Fund(4)
------------------------------
  $ 4,724         2.25%            4.43%           (1.09)%          (3.27)%            362.97%
    6,403         2.22             6.46            (1.38)           (5.62)              55.63

  $ 2,048         2.25%            4.30%           (1.11)%          (3.16)%            362.97%
    2,233         2.22             6.76            (1.41)           (5.95)              55.63

  $ 1,104         3.00%            5.02%           (1.83)%          (3.85)%            362.97%
    1,335         2.96             7.22            (2.19)           (6.45)              55.63

 (1) Commenced operations on October 28, 1996. All ratios for the period have been annualized.
 (2) Commenced operations on August 3, 1998. All ratios for the period have been annualized.
 (3) Commenced operations on December 15, 1999. All ratios for the period have been annualized.
 (4) Commenced operations on May 30, 2000. All ratios for the period have been annualized.
     Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  AMERINDOFUNDS
                          Notes to Financial Statements
                                October 31, 2001


NOTE 1. ORGANIZATION

     The Amerindo Technology Fund, the Amerindo Internet B2B Fund and the Amerindo Health & Biotechnology Fund (collectively known as the "Funds") are series of the AMERINDOFUNDS Inc., a Maryland corporation, which commenced operations on October 28, 1996. The Funds are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940. The Funds' prospectusesprovide a description of the Funds' investment objectives, policies and strategies.

     The Funds offer three classes of shares to investors, Class D, Class A and Class C shares, each with a minimum investment of $2,500. Class D shares are sold without an initial sales load. Class A shares are sold subject to an initial sales load of up to 5.75%. Class C shares are sold without an initial sales load, but are subject to a 1% maximum deferred sales charge on redemptions within the first year of purchase. Class D, Class A, and C shares are each subject to a fee of 2% on redemptions made within the first year of purchase.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors.

                                  AMERINDOFUNDS
                    Notes to Financial Statements (continued)
                                October 31, 2001


NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Federal Income Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and capital gains. Accordingly, no provision for Federal income taxes is required.

     The Funds had capital loss carryforwards at October 31, 2001 as follows:

                              EXPIRES       EXPIRES
FUND                           2008          2009            TOTAL
------                      ----------   -----------      -----------
Technology Fund             13,922,853   174,687,895      188,610,748
Internet B2B Fund                   --    11,182,494       11,182,494
Health & BiotechnologyFund          --     3,349,359        3,349,359

     ORGANIZATION EXPENSES -- In April 1998, Statement of Position 98-5, "Reporting on Costs of Start-Up Activities" ("SOP 98-5"), was issued requiring start-up costs and organizational costs to be expensed as incurred. SOP 98-5 exempted investment companies that met certain criteria from retroactively applying the provisions of this pronouncement and allowed them to continue to amortize start-up costs and organization costs over the remaining amortization period.

     During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Technology Fund incurred organization expenses of $279,807. In accordance with the provisions of SOP 98-5, the Fund has elected to defer these expenses and amortize them on a straight-line basis over a 60 month period beginning with the Fund's commencement of operations. During the year ended October 31, 2001, $56,130 was amortized.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is

                                  AMERINDOFUNDS
                    Notes to Financial Statements (continued)
                                October 31, 2001


NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. At October 31, 2001, no securities were held which require amortization of discounts or premiums.

     Income and Expenses -- All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Funds' Class C shares bear higher distribution fees than Class Dand A shares.

     Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     Accordingly, the following permanent differences, primarily attributable to net operating losses have been reclassified to (from) the following accounts:

                                                                 Accumulated
                                              Accumulated Net   Net Realized
                             Paid-in-capital  Investment Loss    Gain/(Loss)
                              -------------   ----------------  ------------
Technology Fund               $(3,144,152)      $3,144,152          $ --
Internet B&B Fund                (152,281)         152,162           119
Health & Biotechnology Fund      (109,965)         109,800           165

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

                                  AMERINDOFUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2001


NOTE 3. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (other than short-term investments), for the Funds for the year ended October 31, 2001, are as follows:

                                                       AMERINDO
                      AMERINDO         AMERINDO        HEALTH &
                     TECHNOLOGY      INTERNET B2B    BIOTECHNOLOGY
                        FUND             FUND            FUND
                    -------------    ------------    -------------
Purchases           $139,455,440     $22,337,048      $25,063,297
Sales                110,777,718      11,996,198       25,864,567

     As of October 31, 2001, the total cost of securities for Federal income tax purposes was $287,609,364, $11,228,200 and $6,623,690 for the Amerindo
Technology Fund, Amerindo Internet B2B Fund and Amerindo Health & Biotechnology Fund, respectively. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 2001 are as follows:

                                                                                 AMERINDO
                                              AMERINDO         AMERINDO         HEALTH &
                                             TECHNOLOGY        INTERNET B2B   BIOTECHNOLOGY
                                                FUND             FUND             FUND
                                            -------------    -------------    -------------
Aggregate gross unrealized appreciation     $   3,153,903     $   340,239      $   137,283
Aggregate gross unrealized depreciation      (209,842,055)     (6,356,070)      (1,720,520)
                                            -------------     -----------      -----------
Net unrealized depreciation                 $(206,688,152)    $(6,015,831)     $(1,583,237)
                                            =============     ===========      ===========

     Cumulative wash sales for the Amerindo Technology Fund as of October 31, 2001, were $638,002.

NOTE 4. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY AND
        CUSTODIAN AGREEMENTS

     The Funds have an agreement with Amerindo Investment Advisors Inc., (the "Advisor"), with whom certain officers and directors of the Funds are affiliated, to serve as investment advisors and managers. Under the terms of the agreement, a monthly fee is paid to the investment advisor of 0.125% (1.50% on an annual basis) of the average daily net assets. This advisory agreement is subject to an annual review by the Board.

     The Advisor has agreed to a reduction in the amounts payable to it and to reimburse the Funds for any expenses (including the advisory fee, but excluding taxes, interest and

                                  AMERINDOFUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2001


brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Funds) to the extent that the Total Annual Fund Operating expenses exceed 2.25%, 2.25% and 3.00% of the average daily net asset values of the Class D, Class A, and Class C shares, respectively.

     The Advisor and SEI Investments Mutual Funds Services (the "Administrator") are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.125% of the average daily net assets of each of the Funds up to $250 million, 0.09% on the next $250 million, 0.07% on the next $500 million and 0.05% of such assets in excess of $1 billion.

     Forum Shareholder Services LLC (the "Transfer Agent") serves as the transfer agent and dividends disbursing agent for the Funds under a transfer agency agreement with AMERINDOFUNDS Inc.

     The Northern Trust Company serves as the Funds' custodian.

NOTE 5. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

     Amerindo Funds Inc. and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated September 15, 1999. The Fund has adopted a Distribution Plan (the "Plan") for Class D, Class A, and Class C shares. Under the terms of the Plan, each Fund pays the Distributor a monthly distribution fee at an annual rate of 0.75% and a shareholder service fee equal to 0.25% of the average daily net assets of the Class C shares and a distribution fee at an annual rate of 0.25% of the Class Ashares average daily net assets, which may be used by the Distributor to provide compensation for sales support and distribution activities. Each Fund has also adopted a distribution and service plan on behalf of the Class D shares which compensates the Advisor 0.25% of the average daily net assets of the Class D shares for providing services to shareholders.

                            AMERINDO TECHNOLOGY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2001


NOTE 6. FUND SHARE TRANSACTIONS

     Transactions in capital stock for the indicated periods were as follows:

     CLASS D SHARES                              FOR THE                    FOR THE
                                                YEAR ENDED                 YEAR ENDED
                                              OCTOBER 31, 2001           OCTOBER 31,  2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................    4,496,431   $ 40,204,042   16,617,205  $ 506,694,217
Shares issued in reinvestment of
   distributions from realized gains .           --             --           --             --
Shares redeemed ......................   (6,667,299)   (57,854,759)  (9,411,906)  (273,435,653)
                                         ----------   ------------   ----------  -------------
Net increase (decrease) ..............   (2,170,868)  $(17,650,717)   7,205,299  $ 233,258,564
                                         ==========   ============   ==========  =============

     CLASS A SHARES                              FOR THE                    FOR THE
                                                YEAR ENDED                 YEAR ENDED
                                              OCTOBER 31, 2001           OCTOBER 31,  2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................      520,993   $  4,650,071    1,058,462  $  31,241,156
Shares issued in reinvestment of
   distributions from realized gains .           --             --           --             --
Shares redeemed ......................     (393,196)    (3,035,662)    (350,485)    (9,539,941)
                                         ----------   ------------   ----------  -------------
Net increase .........................      127,797   $  1,614,409      707,977  $  21,701,215
                                         ==========   ============   ==========  =============

     CLASS C SHARES                              FOR THE                 FOR THE PERIOD
                                                YEAR ENDED             DECEMBER 15, 1999*
                                              OCTOBER 31, 2001       THROUGH OCTOBER 31,  2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................      214,686   $  1,743,273      283,881  $   8,429,872
Shares issued in reinvestment of
   distributions from realized gains .           --             --           --
Shares redeemed ......................      (84,973)      (622,222)     (19,472)      (512,818)
                                         ----------   ------------   ----------  -------------
Net increase .........................      129,713   $  1,121,051      264,409  $   7,917,054
                                         ==========   ============   ==========  =============

* Commencement of operations for the Class C shares of the Technology Fund.

                           AMERINDO INTERNET B2B FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2001

     CLASS D SHARES                              FOR THE                 FOR THE PERIOD
                                                YEAR ENDED                MAY 30,2000*
                                              OCTOBER 31, 2001       THROUGH OCTOBER 31, 2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................      954,485   $  6,897,476      941,016  $  15,449,745
Shares issued in reinvestment of
   distributions from realized gains .       33,941        435,807           --             --
Shares redeemed ......................     (635,005)    (3,875,995)     (42,538)      (732,588)
                                         ----------   ------------   ----------  -------------
Net increase .........................      353,421   $  3,457,288      898,478  $  14,717,157
                                         ==========   ============   ==========  =============

     CLASS A SHARES                              FOR THE                 FOR THE PERIOD
                                                YEAR ENDED                MAY 30,2000*
                                              OCTOBER 31, 2001       THROUGH OCTOBER 31,  2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................      281,847   $  1,875,032      120,012  $   1,971,451
Shares issued in reinvestment of
   distributions from realized gains .        4,162         53,594           --             --
Shares redeemed ......................      (82,658)      (437,280)     (12,125)      (219,444)
                                         ----------   ------------   ----------  -------------
Net increase .........................      203,351   $  1,491,346      107,887  $   1,752,007
                                         ==========   ============   ==========  =============

     CLASS C SHARES                              FOR THE                 FOR THE PERIOD
                                                YEAR ENDED                MAY 30,2000*
                                              OCTOBER 31, 2001       THROUGH OCTOBER 31,  2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................      161,903   $  1,054,773       90,477    $ 1,523,164
Shares issued in reinvestment of
   distributions from realized gains .        3,617         46,253           --             --
Shares redeemed ......................      (71,922)      (441,638)          --            (12)
                                         ----------   ------------   ----------    -----------
Net increase .........................       93,598   $    659,388       90,477    $ 1,523,152
                                         ==========   ============   ==========    ===========

* Commencement of operations for the Internet B2B Fund.

                      AMERINDO HEALTH & BIOTECHNOLOGY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                OCTOBER 31, 2001

     CLASS D SHARES                              FOR THE                 FOR THE PERIOD
                                                YEAR ENDED                MAY 30,2000*
                                              OCTOBER 31, 2001       THROUGH OCTOBER 31, 2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................      345,992    $ 4,306,890      456,406     $6,288,186
Shares issued in reinvestment of
   distributions from realized gains .       26,244        360,335           --             --
Shares redeemed ......................     (261,518)    (2,672,253)     (17,831)      (249,076)
                                         ----------    -----------   ----------     ----------
Net increase .........................      110,718    $ 1,994,972      438,575     $6,039,110
                                         ==========    ===========   ==========     ==========

     CLASS A SHARES                              FOR THE                 FOR THE PERIOD
                                                YEAR ENDED                MAY 30,2000*
                                              OCTOBER 31, 2001       THROUGH OCTOBER 31, 2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................      152,127   $  1,648,950      158,466     $2,216,987
Shares issued in reinvestment of
   distributions from realized gains .        9,485        130,131           --             --
Shares redeemed ......................      (76,151)      (711,319)      (5,466)       (82,093)
                                         ----------   ------------   ----------     ----------
Net increase .........................       85,461   $  1,067,762      153,000     $2,134,894
                                         ==========   ============   ==========     ==========

     CLASS C SHARES                              FOR THE                 FOR THE PERIOD
                                                YEAR ENDED                MAY 30,2000*
                                              OCTOBER 31, 2001       THROUGH OCTOBER 31,  2000
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES       AMOUNT
                                         ----------   ------------   ----------  -------------
Shares sold ..........................       58,847   $    599,948       91,758  $   1,273,401
Shares issued in reinvestment of
   distributions from realized gains .        5,409         73,935           --             --
Shares redeemed ......................      (25,861)      (265,623)          --             --
                                         ----------   ------------   ----------  -------------
Net increase .........................       38,395   $    408,260       91,758  $   1,273,401
                                         ==========   ============   ==========  =============

* Commencement of operations for the Health & Biotechnology Fund.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS,
AMERINDO FUNDS INC.

We have audited the accompanying schedules of investments of the Amerindo Technology Fund, the Amerindo Internet B2B Fund and the Amerindo Health & Biotechnology Fund (collectively, the "Funds") as of October 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the Funds' custodian and brokers, and where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
December 14, 2001

                                  AMERINDOFUNDS
                             NOTICE TO SHAREHOLDERS
                          OCTOBER 31, 2001 (UNAUDITED)




     For shareholders that do not have an October 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2001 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2001 each Fund is designating the following items with regard to distributions paid during the year.

                                LONG TERM      ORDINARY     TAX EXEMPT
                              CAPITAL GAINS     INCOME        INCOME                 QUALIFYING
FUND                          DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTIONS    TOTAL   DIVIDENDS(1)
------                        -------------  ------------- -------------   -------- ------------
Technology Fund                   0.00%          0.00%         0.00%         0.00%      0.00%
Internet B2B Fund                 0.00%        100.00%         0.00%       100.00%      0.00%
Health & Biotechnology Fund       0.00%        100.00%         0.00%       100.00%      0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

                                      NOTES

                                      NOTES

                                      NOTES

INVESTMENT ADVISOR
--------------------------------------------
Amerindo Investment Advisors Inc.
San Francisco, California/New York, New York

ADMINISTRATOR
--------------------------------------------
SEI Investments Mutual Funds Services
Oaks, Pennsylvania

DISTRIBUTOR
--------------------------------------------
SEI Investments Distribution Co.
Oaks, Pennsylvania

TRANSFER AND DIVIDEND AGENT
--------------------------------------------
Forum Shareholder Services LLC
Portland, Maine

CUSTODIAN
--------------------------------------------
The Northern Trust Company
Chicago, Illinois

LEGAL COUNSEL
--------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP
New York, New York

INDEPENDENT AUDITORS
--------------------------------------------
Deloitte & Touche LLP
New York, New York


1-888-832-4386
WWW.AMERINDO.COM


AME-AR-001-0100